UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23389

Ellington Income Opportunities Fund
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

John L. Sabre
8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
 (Name and address of agent for service)

855-819-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2021

Ellington Income Opportunities Fund
TABLE OF CONTENTS

Ellington Income Opportunities Fund
ALLOCATION OF PORTFOLIO ASSETS(1) (Unaudited)
June 30, 2021
(Expressed as a Percentage of Total Investments)

Short-Term Investments - Investment Companies, 10.98%
Confirmaton of Originator Fee Certifcates, 1.88%
Collateral Loan Obligations, 29.91%
Preferred Stocks, 5.34%
Corporate and Other Finance, 8.98%
Residential Mortgage-Backed Securities, 38.79%
Commercial Mortgage-Backed Securities, 4.12%

(1) Fund holdings are subject to change and there is no assurance that the Fund will continue to hold any particular security.

Please see the Schedule of Investments for a detailed listing of the Fund’s holdings.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Current
Principal				Percentage
Amount/				of Net
Shares	Description	Rate (2)	Maturity	Assets	Fair Value

Collateral Loan Obligations (43.60%) (1)
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	5.49%	10/17/2026	1.47%	498,497
1,000,000	Blue Mountain 2018 2-A SUB (4)(6)	0.00%	08/15/2031	1.26%	429,398
1,000,000	CHCP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	3.12%	02/15/2038	2.95%	1,001,874
1,600,000	Cutwater Ltd Series 2014-2A (3 Month LIBOR USD + 3.75%, 0.00% Floor) (4)(5)	3.93%	01/15/2027	4.70%	1,597,992
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor)(4)(5)	8.23%	04/25/2029	2.91%	990,163
1,500,000	Halcyon Loan Advisors Series 2014 -1A (3 Month LIBOR USD + 3.50%, 0.00% Floor)(4)	3.69%	04/18/2026	4.38%	1,489,695
1,100,000	Halcyon Loan Advisors Series 2015 -2A (3 Month LIBOR USD + 3.10%, 0.00% Floor) (4)(5)	3.28%	07/25/2027	3.11%	1,058,748
1,000,000	JFIN CLO Series 2014-1A (3 Month LIBOR USD + 3.65%, 0.00% Floor) (4)(5)	3.84%	04/21/2025	2.94%	1,000,560
300,000	KREF 2018 FL1 (1 Month LIBOR USD + 2.55%, 2.55% Floor) (4)(5)	2.65%	06/15/2036	0.88%	300,374
1,250,000	Madison Park Funding Ltd Series 14-12A Class E (3 Month LIBOR USD + 5.10%, 0.00% Floor) (4)	5.29%	07/20/2026	3.66%	1,245,262
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	3.28%	1,114,830
860,000	Ocean Trails CLO Series 2013-4A (3 Month LIBOR USD + 5.90%) (4)(5)	6.06%	08/13/2025	2.41%	819,466
1,000,000	OFSI Fund LTD 2018 (4)	0.00%	07/31/2118	1.53%	520,000
520,000	Telos CLO Ltd 2013-3A DR (3 Month LIBOR USD + 3.75%, 0.00% Floor) (4)(5)	3.94%	07/17/2026	1.53%	518,534
530,000	Venture CDO LTD (4)	0.00%	10/15/2031	1.03%	349,800
800,000	Tralee CLO LTD (4)(6)	0.00%	10/20/2028	1.19%	405,000
730,000	VMC Finance LLC 2018-FL2 D (1 Month LIBOR USD + 2.75%, 2.75% Floor)(4)	2.85%	10/15/2035	2.14%	726,224
1,100,000	Voya CLO LTD (4)	0.00%	04/19/2031	2.23%	758,317
Total Collateralized Loan Obligation (Cost $15,178,186)					14,824,734

Commercial Mortgage-Backed Securities (6.00%) (1)
1,500,000	GPMT LTD (1 Month LIBOR USD +2.95%, 2.95% Floor) (4)	3.04%	11/21/2035	4.38%	1,489,014
563,815	VMS 2019 - FL3 D (1 Month LIBOR USD + 2.65%, 2.65% Floor) (4)(5)	2.75%	09/15/2036	1.62%	552,611
Total Commercial Mortgage-Backed Securities (Cost $2,048,430)					2,041,625

Confirmation of Originator Fee Certificates (2.73%) (1)
9,621,055	SBA Confirmation of Originator Fee Certificates (6)(8)	2.56%	08/15/2044	2.73%	930,933
Total Confirmation of Originator Fee Certificates (Cost $992,457)					930,933

Corporate and Other Finance (13.08%) (1)
473,928	American Airlines Class B (5)	3.60%	09/22/2027	1.38%	470,494
892,120	Gacovino Litigation Financing (6)(7)(9)	20.00%	07/31/2022	2.62%	892,120
696,620	Hawaiian Airlines 20-1B (4)(5)	11.25%	09/15/2025	2.29%	778,176
1,004,713	Latam Air 2015-1 PTT A (5)	4.20%	11/15/2027	2.92%	991,924
1,274,951	Air Canada 2013-1A (4)(5)	4.13%	05/15/2025	3.87%	1,316,700
Total Corporate and Other Finance (Cost $4,342,332)					4,449,414

Residential Mortgage-Backed Securities (56.55%) (1)
1,662,000	AMSR Mortgage Trust 2020-SFR3 Class H (4)(5)	6.50%	09/17/2037	4.86%	1,653,255
1,000,000	AMSR Mortgage Trust 2020-SFR3 Class I (4)(5)	7.38%	09/17/2037	2.92%	992,066
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)(5)	5.30%	04/17/2037	3.01%	1,022,100
406,392	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap) (4)(5)(6)	0.54%	07/25/2037	0.75%	254,447
694,987	Bear Stearns Alt-A Trust Series 2005-10 (5)	2.77%	01/25/2036	1.75%	595,197
271,643	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap) (3)(5)(6)	0.29%	02/25/2037	0.79%	269,065
138,268	Chase Mortgage Finance Corporation Series 2006-A1 (6)	3.06%	09/25/2036	0.36%	122,634
437,866	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	0.88%	297,934
84,660	Countrywide Alternative Loan Trust Series 2006-6CB (6)	5.50%	05/25/2036	0.24%	81,992
189,371	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.33%	113,416
332,130	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.96%	326,625
377,786	Countrywide Home Loan Series 2003-53	2.67%	02/19/2034	0.84%	285,961
93,405	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.23%	78,286
115,477	Countrywide Home Loan Series 2003-49 (6)	2.76%	12/19/2033	0.34%	115,026
803,816	Countrywide Home Loan Series 2004-18 (5)(6)	6.00%	10/25/2034	1.93%	656,025
334,157	Countrywide Home Loan Series 2005-28 (5)(6)	5.25%	11/25/2023	0.80%	271,581

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Current
Principal				Percentage
Amount/				of Net
Shares	Description	Rate	Maturity	Assets	Fair Value

7,761	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR USD + 0.35%, 0.35% Floor) (6)	0.44%	06/25/2034	0.02%	6,912
145,578	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	2.33%	09/25/2034	0.31%	105,954
800,000	GPMT Ltd 2019-FL2 Class D (5)	3.04%	02/22/2036	2.34%	794,110
370,901	GSR Mortgage Loan Trust	6.00%	05/25/2036	1.51%	512,931
60,220	HarborView Mortgage Loan Trust Series 2003-2	3.90%	10/19/2033	0.17%	58,653
8,201	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR USD + 0.52%, 0.52% Floor) (6)	0.62%	06/19/2034	0.02%	8,031
6,842	HarborView Mortgage Loan Trust Series 2004-9 (6)	3.31%	12/19/2034	0.02%	6,233
433,856	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	2.23%	06/19/2045	0.79%	269,078
123,063	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 (6)	2.19%	09/25/2036	0.35%	119,254
33,223	JP Morgan Mortgage Trust Series 2006-A1 (6)	2.51%	02/25/2036	0.08%	27,289
182,106	JP Morgan Mortgage Trust Series 2007-A4 (5)	2.68%	06/25/2037	0.51%	174,058
1,500,000	LoanCore 2018 - CRE1 Issuer (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)	3.02%	05/15/2028	4.41%	1,499,532
1,600,000	Marathon CLO LTD (3 Month LIBOR USD + 2.75%, 0.00% Floor) (4)	2.90%	11/21/2027	4.53%	1,541,584
39,951	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.10%	34,465
530,000	Monroe Capital BSL CLO LTD (3 Month LIBOR USD + 6.00%, 0.00% Floor) (4)	6.15%	05/22/2027	1.54%	525,200
488,830	Nomura Asset Acceptance Corporation	5.89%	05/25/2036	0.47%	158,046
268,034	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.39%	132,603
70,682	Prime Mortgage Trust Series 2003-3 (4)	6.06%	01/25/2034	0.11%	37,436
750,000	Progress Residential Mortgage Trust (4)(5)	4.75%	05/17/2026	2.21%	751,276
413,301	Residential Asset Securitization Trust (5)(6)	5.61%	02/25/2034	1.19%	405,119
17,985	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	4.06%	03/25/2035	0.03%	10,031
136,066	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	3.13%	12/25/2035	0.40%	134,524
112,701	Structured Asset Securities Corporation 2003-9A (6)	2.29%	03/25/2033	0.10%	33,810
1,170,000	TPG Real Estate Finance 2019-FL3 Class D (5)	2.57%	10/15/2034	3.38%	1,148,081
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month LIBOR USD + 3.60%, 3.60% Floor) (4)	3.68%	03/15/2034	7.36%	2,502,343
195,989	Wachovia Mortgage Loan Trust Series 2005-A (6)	2.61%	08/20/2035	0.55%	186,331
500,337	Washington Mutual Mortgage Payment 2005-5A5 (5)(6)	0.69%	06/25/2035	1.12%	382,223
413,096	Wells Fargo Alternative Loan Trust 2007-PA4 (6)	2.89%	07/25/2037	1.12%	381,607
148,409	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.43%	145,979
Total Residential Mortgage-Backed Securities (Cost $19,155,057)					19,228,303

Preferred Stocks (7.79%) (1)
15,517	AGNC Investment Corp, Class B, Series D	6.88%		1.19%	404,683
74	AGNC Investment Corp, Class B, Series E	6.50%		0.01%	1,911
20,978	AGNC Investment Corp, Class B, Series F	6.13%		1.54%	525,499
490	AGNC Investment Corp, Class X, Series X	7.00%		0.04%	13,240
19,234	Annaly Capital Management, Class B	6.50%		1.47%	500,276
1,128	Armour Residential REIT, Class B	7.00%		0.09%	29,712
12,054	MFA Financial Inc., Class B	6.50%		0.84%	285,198
13,534	New Residential Inv Corp, Class B	6.38%		0.95%	324,816
11,594	New York Mortgage Trust, Series C	7.88%		0.85%	290,082
10,057	Two Harbors Investment Corporation, Class B	7.25%		0.75%	254,241
735	Two Harbors Investment Corporation, Class B	7.63%		0.06%	19,279
Total Preferred Stocks (Cost $2,528,981)					2,648,937

Short-Term Investments - Investment Companies (15.72%) (1)
1,358,963	First American Government Obligation - Class X	0.03%		16.00%	5,442,203
Total Short-Term Investments - Investment Companies (Cost $5,442,203)					5,442,203

Total Investments (145.78%) (1) (Cost $49,687,646)					49,566,149
Other Liabilities in Excess of Assets (-45.78%) (1)					(15,565,606)
Total Net Assets Applicable to Unitholders (100.00%) (1)					34,000,543

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

(1) Percentages are stated as a percent of net assets.

(2) Rate reported is the current yield as of June 30, 2021.

(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.

(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $29,740,475 or 85.90% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of June 30, 2021, these securities amounted to $21,264,716 or 62.54% of net assets.

(6) Security is categorized as Level 3 per the Fund’s fair value hierarchy. As of June 30, 2021, these securities amounted to $8,635,339 or 25.40% of net assets.

(7) The Fund has made $892,120 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $3,916 remains unfunded as of June 30, 2021. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(8) This security represents a basket of interest only strips. This rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips.

(9) This security interest payments are payment-in-kind in lieu of cash.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2021

Assets
Investments at fair value ($49,687,646 cost)	$49,566,149
Deposits at Broker	6,003
Receivable for Fund shares sold	108,475
Receivable for investments sold	2,120,269
Interest receivable	433,935
Dividend receivable	20,649
Other assets	46,875
Total assets	52,302,355

Liabilities
Payable for investments purchased	2,116,684
Reverse Repurchase Agreement	15,948,000
Payable to Adviser, net of waiver	3,481
Accrued interest expense	17,897
Accrued expenses	215,750
Total liabilities	18,301,812
Net assets	$34,000,543

Net Assets Consisting of
Paid-in capital	$35,515,531
Total accumulated losses	(1,514,988)
Net assets	$34,000,543

Class A
Net Assets	$147,598
Shares outstanding, unlimited shares authorized	15,097
Net Asset Value per Share	$9.78
Maximum Offering Price	$10.34

Class M
Net Assets	$33,852,945
Shares outstanding, unlimited shares authorized	3,500,503
Net Asset Value per Share	$9.67

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2021

Investment Income
Interest income	$1,147,581
Dividend income	98,572
Total Investment Income	1,246,153

Expenses
Management fees	296,732
Administrator fees	106,882
Professional fees	55,842
Transfer agent fees	53,320
Interest expense	101,776
Registration fees	23,956
Trustees’ fees	30,130
Sub-accounting transfer agency fees	21,543
Compliance fees	27,895
Insurance expense	18,355
Tax Expense	5,365
Custodian fees and expenses	5,329
Shareholder reporting expense	5,531
Shareholder servicing fees - Class A	178
Other expenses	1,590
Total Expenses	754,424
Less: fees waived/expenses reimbursed by Adviser	(293,950)
Net Expenses	460,474
Net Investment Income/(Loss)	785,679

Realized and Change in Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on:
Investments	527,471
Net realized gain/(loss)	527,471
Net change in unrealized appreciation/(depreciation) of:
Investments	835,494
Net unrealized appreciation/(depreciation)	835,494
Net Realized and Change in Unrealized Gain/(Loss) on Investments	1,362,965

Increase/(Decrease) in Net Assets Resulting from Operations	$2,148,644

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended
	June 30, 2021	For the Year Ended
	(Unaudited)	December 31, 2020
From Operations
Net investment income/(loss)	$785,679	$1,621,583
Net realized gain/(loss)	527,471	(1,635,953)
Net change in unrealized appreciation/(depreciation) on investments	835,494	(1,178,438)
Net increase/(decrease) in net assets resulting from operations	2,148,644	(1,192,808)
Distributions and Dividends to Shareholders
From distributable earnings	(742,652)	(1,883,382)
Total distributions and dividends to common shareholders	(742,652)	(1,883,382)
Capital Share Transactions(1)
Proceeds from Class A shareholder subscriptions	-	-
Class A distribution reinvestments	2,799	7,510
Payments for Class A redemptions	-	-
Proceeds from Class M shareholder subscriptions	4,643,649	11,452,430
Class M distribution reinvestments	203,468	507,427
Payments for Class M redemptions	(1,127,058)	(6,348,221)
Net increase/(decrease) in net assets from capital share transactions	3,722,858	5,619,146
Total increase/(decrease) in net assets	5,128,850	2,542,956
Net Assets
Beginning of fiscal period	28,871,693	26,328,737
End of fiscal period	$34,000,543	$28,871,693

(1) For shareholder transaction activity, please see Note 8.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENT OF CASH FLOWS (Unaudited)

For the Period Ended June 30, 2021

Cash Flows From Operating Activities
Increase/(decrease) in Net Assets Resulting from Operations	$2,148,644
Adjustments to reconcile increase/(decrease) in net assets resulting from operations to net cash used in operating activities:
Net realized (gain)/loss on investments	(527,471)
Net change in unrealized apperciation/depreciation of investments	(835,494)
Purchases of investments in securities	(27,945,046)
Proceeds from sales of investments in securities	18,779,410
Amortization and accretion on investments	(62,602)
Payment-in-kind interest	(80,019)
Changes in operating assets and liabilities:
Deposits at broker	35,407
Receivable for investments sold	(2,120,269)
Interest receivable	36,820
Dividends receivable	(2,055)
Other assets	(25,553)
Payable to Adviser, net of waiver	(16,586)
Payable for investments purchased	2,109,822
Accrued interest expense	4,677
Accrued expenses	24,584
Net cash used in operating activities	(8,475,731)
Cash Flows From Financing Activities
Proceeds from reverse repurchase agreements	5,604,000
Proceeds from issuance of shares, net of change in receivable for fund shares sold	4,535,174
Payments for redemptions of shares	(1,127,058)
Distributions paid, net of reinvestments	(536,385)
Net cash provided by financing activities	8,475,731
Net Increase/(Decrease) in Cash	-

Cash:
Beginning of fiscal period	-
End of fiscal period	$-

Supplemental Disclosure of Cash Flow and Non-Cash Information
Non-cash financing activities not included herein consist of distribution reinvestments	206,267

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

FINANCIAL HIGHLIGHTS - Class A

	For the Period Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020	For the Period Ended December 31, 2019 (1)
Per Share Data (2)
Net Asset Value, beginning of fiscal period	$9.35	$10.33	$10.47
Activity from Investment Operations:
Net investment income/(loss)	0.20	0.45	(0.04)
Net realized and unrealized gain/(loss) on investments	0.41	(0.90)	0.05
Total increase from investment operations	0.61	(0.45)	0.01
Less Distributions and Dividends to Unitholders:
Net investment income	(0.19)	(0.53)	(0.05)
Net realized gain/loss	-	-	(0.10)
Total distributions and dividends to shareholders	(0.19)	(0.53)	(0.15)
Net Asset Value, end of fiscal period	$9.77	$9.35	$10.33
Total Investment Return (2)	6.64%	(4.20)%	0.12	%(3)

Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$148	$138	$144
Ratio of expenses to average net assets before waiver	4.98%	4.69%	5.68	%(4)
Ratio of expenses to average net assets after waiver	3.54%	3.09%	3.27	%(4)
Ratio of net investment income (loss) to average net assets before waiver	2.44%	3.09%	1.73	%(4)
Ratio of net investment income (loss) to average net assets after waiver	3.88%	4.69%	4.14	%(4)
Portfolio turnover rate	46.81%	34.71%	64.79	%(3)

(1)	Class A commenced operations on December 17, 2019.
(2)	Information presented relates to a unit outstanding for the period presented.
(3)	Not annualized.
(4)	All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

FINANCIAL HIGHLIGHTS - Class M

	For the Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period Ended December 31, 2018 (1)
Per Share Data (2)
Net Asset Value, beginning of fiscal period	$9.25	$10.23	$9.97	$10.00
Activity from Investment Operations:
Net investment income/(loss)	0.23	0.50	0.54	0.05
Net realized and unrealized gain/(loss) on investments	0.40	(0.89)	0.36	(0.04)
Total increase from investment operations	0.63	(0.39)	0.90	0.01
Less Distributions and Dividends to Unitholders:
Net investment income	(0.22)	(0.59)	(0.54)	(0.04)
Net realized gain/loss	-	-	(0.10)	-
Total distributions and dividends to shareholders	(0.22)	(0.59)	(0.64)	(0.04)
Net Asset Value, end of fiscal period	$9.66	$9.25	$10.23	$9.97
Total Investment Return (2)	6.92%	(3.56)%	9.16%	0.06	%(3)

Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$33,853	$28,733	$26,184	$11,203
Ratio of expenses to average net assets before waiver	4.70%	4.51%	6.50%	10.07	%(4)
Ratio of expenses to average net assets after waiver	2.86%	2.51%	2.62%	2.20	%(4)
Ratio of net investment income (loss) to average net assets before waiver	2.67%	3.39%	2.04%	(4.32	)%(4)
Ratio of net investment income (loss) to average net assets after waiver	4.51%	5.39%	5.92%	3.55	%(4)
Portfolio turnover rate	46.81%	34.71%	64.79%	5.18	%(3)

(1)	Class M commenced operations on November 13, 2018.
(2)	Information presented relates to a unit outstanding for the period presented.
(3)	Not annualized
(4)	All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

1. ORGANIZATION

Ellington Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, closed-end management company, and it is non-diversified. The Fund is an interval fund that offers to make quarterly repurchases of shares at the net asset value (“NAV”) of Class A shares, Class C shares, Class I shares, and Class M shares. The Fund offers four classes of shares: Class A, Class C, Class I, and Class M. Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Class C, I, and M are offered at NAV. Currently the Fund has two classes of shares operational: Class A and Class M.

Princeton Fund Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser. Ellington Global Asset Management, LLC (the “Sub-Adviser” or “Ellington”) serves as the Fund’s investment sub-adviser. The Fund’s investment objective is to seek total return, including capital gains and current income.

The Fund is organized as a statutory trust under the laws of the State of Delaware. The Fund’s Class M shares commenced operations on November 13, 2018 and the Fund’s Class A shares commenced operations on December 17, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the financial statements.

The following is a summary of the significant accounting policies followed by the Fund:

(A) Investments: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The investments valuation methodologies are discussed further in Note 3.

(B) Investment Transactions, Investment Income and Expense Recognition: Investment transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated based on identified cost. Principal write-offs are treated as realized losses. Interest income is recorded as earned unless ultimate collection is in doubt. Generally, the Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discount and amortization of market premiums requires the use of a significant amount of judgment and the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions. Swap contracts are valued using the market-standard sources and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. Expenses that are directly attributable to the Fund (the “Fund Expenses”) consist of permitted expenses determined in accordance with the terms of the governing documents. Fund Expenses are charged when incurred. Fund Expenses include, but are not limited to, operational expenses and other expenses associated with the operation of the Fund. The Fund’s expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

(C) Cash: Cash and cash equivalents include cash. Cash is maintained at U.S. Bank National Association, a member of FDIC. Balances might exceed federally insured limits.

(D) Income Taxes: The Fund has elected to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its net capital gain. The Fund intends to distribute at least annually all or substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates. The Fund’s 2020, 2019, and 2018 tax filings are still open for examination.

Management has reviewed the Fund’s tax positions for all open tax years and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in the future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

(E) Distributions to Shareholders: Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(F) Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Investments
Collateralized Loan Obligations	$—	$12,875,506	$1,949,228	$14,824,735
Commercial Mortgage-Backed Securities	—	2,041,625	—	2,041,625
Corporate and Other Finance	—	3,557,294	892,119	4,449,413
Residential Mortgage-Backed Securities		14,365,245	4,863,058	19,228,303
Confirmation of Originator Fee Certificates		—	930,933	930,933
Preferred Stocks	2,648,937	—	—	2,648,937
Short-Term Investments	5,442,203	—	—	5,442,203
Total Investments	$8,091,140	$32,839,670	$8,635,339	$49,566,149

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. These values are non-binding and may not be determinative of fair value. Values are evaluated during the Fund’s valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2020	$12,043,341
Purchases	834,398
Payment-in-kind distribution received	—
Sales proceeds and paydowns	(3,692,080)
Realized gain / (loss)	69,286
Change in unrealized gain / (loss)	(466,541)
Transfers into / (out of) Level 3	(153,065)
Ending Balance – June 30, 2021	$8,635,339

Change in unrealized appreciation / (depreciation) during the year for Level 3 investments held at December 31, 2020	$(417,436)

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of June 30, 2021:

	Fair Value at	Valuation	Unobservable	Input Value /	Weighted
Security	6/30/2021	Methodology	Inputs	Range	Average
Collateralized Loan	$1,949,228	Dealer Marked with	Odd Lot Sizing	0.14% -	0.39%
Obligation		Odd Lot Sizing	Adjustment	0.48%
		Adjustment

Residential Mortgage-	$4,318,294	Dealer Marked with	Odd Lot Sizing	0.05% -	2.24%
Backed Securities		Odd Lot Sizing	Adjustment	3.00%
		Adjustment

A change in unobserved inputs might result in significantly higher or lower fair value measurement as of June 30, 2021. Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $2,367,818 have been excluded from the proceeding table.

4. RELATED PARTY AGREEMENTS AND FEES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement between the Fund and the Adviser dated October 17, 2018 (the “Agreement”), the Adviser, subject to the oversight of the Board of Trustees (the “Board”), provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund agrees to pay to the Adviser a monthly fee at the annual rate of 1.85% of the Fund’s average daily net assets. For the period ended June 30, 2021, the Fund incurred $296,732 in management fees under this Agreement.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least April 30, 2022, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.85%, 3.60%, 2.60%, and 2.20% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I, and Class M shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or at the time of the reimbursement payment. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
December 31, 2018	$185,928	$ -	$185,928	December 31, 2021
December 31, 2019	$698,064	$ -	$698,064	December 31, 2022
December 31, 2020	$599,596	$ -	$599,596	December 31, 2023
December 31, 2021	$293,950	$ -	$293,950	December 31, 2024

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

The Adviser engaged Ellington, an investment adviser registered with the U.S. Securities & Exchange Commission, to serve as the Fund’s sub-adviser pursuant to a Subadvisory Agreement dated October 17, 2018 between Ellington and the Adviser (the “Subadvisory Agreement”). Under the terms of the Subadvisory Agreement, the Sub-Adviser is paid directly by the Adviser.

Under Administration, Fund Accounting and Transfer Agent Servicing Agreements between the Fund and U.S. Bancorp Fund Services, LLC doing business as U.S. Bancorp Global Fund Services, LLC (“Global Fund Services”), Global Fund Services is paid a monthly fee based on the NAV of the Fund. Global Fund Services serves as fund administrator, fund accountant, registrar and transfer agent to the Fund.

For the period ended June 30, 2021, the Fund used U.S. Bank National Association (“U.S. Bank”) as its custodian pursuant to a Custody Agreement between U.S. Bank and the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between NLCS and the Fund.

Two Trustees and certain Officers of the Fund are also Officers of the Adviser or Sub-Adviser. Trustees and Officers, other than the Chief Compliance Officer, who are affiliated with the Adviser or the Sub-Adviser are not compensated by the Fund for their services.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2021 amounted to $26,284,249 and $18,779,409, respectively.

6. DERIVATIVE INSTRUMENTS

The Fund may use derivative instruments as part of its investment strategy to achieve its stated investment objective. The Fund’s derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset derivative assets and liabilities across derivative types that are subject to a master netting arrangement in the Statement of Assets and Liabilities.

There were no derivative instruments held by the Fund on June 30, 2021 and for the period ending June 30, 2021.

7. ADDITIONAL DISCLOSURE OF SBA CONFIRMATION OF ORIGINATOR FEE CERTIFICATES CUSTOM BASKET HOLDINGS

Current				Percentage
Principal				of Custom
Amount	Description	Rate	Maturity	Basket	Fair Value
$821,519	SBA Confirmation of Originator Fee Certificate 344019	1.56%	08/15/2044	8.54%	$79,490
615,001	SBA Confirmation of Originator Fee Certificate 344020	2.31%	09/15/2044	6.39%	59,507
736,069	SBA Confirmation of Originator Fee Certificate 344021	3.56%	10/15/2044	7.65%	71,222
281,086	SBA Confirmation of Originator Fee Certificate 344022	3.06%	09/15/2044	2.92%	27,198
1,029,818	SBA Confirmation of Originator Fee Certificate 344023	3.31%	09/15/2044	10.70%	99,645
554,952	SBA Confirmation of Originator Fee Certificate 344024	2.31%	09/15/2044	5.77%	53,697
966,944	SBA Confirmation of Originator Fee Certificate 344025	2.31%	10/15/2044	10.05%	93,561
2,425,143	SBA Confirmation of Originator Fee Certificate 344027	2.06%	10/15/2044	25.21%	234,657
2,190,522	SBA Confirmation of Originator Fee Certificate 344028	2.81%	10/15/2044	22.77%	211,955
$9,621,055				100.00%	$930,933

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

8. TAX BASIS INFORMATION

It is the Fund’s intention to continue to qualify as a RIC under Subchapter M of the IRC and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in its financial statements.

The tax character of distributions paid to shareholders during the years ended December 31, 2019 and December 31, 2020, were as follows:

	2020	2019
Ordinary Income	$1,883,382	$1,294,958
Net Long-Term Capital Gains	—	—
Return of Capital	—	—
Total Distributions Paid	$1,883,382	$1,294,958

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the year ended December 31, 2020, the Fund made the following permanent book to tax reclassification primarily related to excise tax:

Distributable Earnings	Paid-In Capital
$442,842	$(442,842)

The following information is provided on a tax basis as of December 31, 2020:

Tax cost of investments	$40,654,007
Total tax cost of portfolio	$40,654,007
Gross unrealized appreciation	342,970
Gross unrealized depreciation	(1,444,465)
Net unrealized appreciation / (depreciation)	(1,101,495)
Undistributed ordinary income / (loss)	177,046
Undistributed long-term gain / (loss)	—
Other temporary differences	(1,996,531)
Total accumulated gain / (loss)	$(2,920,980)

The difference between book basis and tax basis unrealized appreciation / (depreciation) on investments is primarily attributable to mark to market on derivatives.

As of December 31, 2020, for federal income tax purposes, there were capital loss carryforwards of $2,061,039. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty on tax positions, which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals of litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Fund did not have any unrecognized tax benefits or unrecognized tax liabilities as

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

of December 31, 2020. The Fund does not expect any change in unrecognized tax benefits or unrecognized tax liabilities within the next year. In the normal course of business, the Fund may be subject to examination by federal, state, local and foreign jurisdictions, where applicable, for the open tax years of 2020, 2019, and 2018.

9. SHAREHOLDER TRANSACTIONS

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% and no more than 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

During the period ended June 30, 2021, the Fund completed two repurchase offers. In the offers that commenced on February 26, 2021 and May 28, 2021, the Fund offered to repurchase up to 10% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

Commencement Date	February 26, 2021	May 28, 2021
Repurchase Request Deadline	March 19, 2021	June 18, 2021
Repurchase Pricing Date	March 19, 2021	June 18, 2021
Amount Repurchased	$682,747	$444,311
Shares Repurchased	70,024	46,043

Class A had 15,097 shares outstanding as of June 30, 2021. Class A did not issue any shares through shareholder subscriptions, issued 289 shares through dividend reinvestments and did not repurchase any shares through shareholder redemptions during the period ended June 30, 2021.

Class M had 3,500,503 shares outstanding as of June 30, 2021. Class M issued 488,730 shares through shareholder subscriptions, 21,228 shares through dividend reinvestments and repurchased 116,068 shares through shareholder redemptions during the period ended June 30, 2021.

10. BORROWING

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

As of June 30, 2021, the Fund had the following reverse repurchase agreements outstanding, which were equal to 46.91% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
Lucid Capital Markets	$623,000	1.28%	04/15/2021	07/15/2021	$624,711
RBC Capital Markets	682,000	1.57%	05/03/2021	07/02/2021	683,761
JP Morgan	720,000	1.31%	05/13/2021	07/08/2021	721,284
JP Morgan	560,000	1.31%	05/13/2021	07/08/2021	560,999
RBC Capital Markets	236,000	1.40%	05/14/2021	07/14/2021	236,442
RBC Capital Markets	225,000	1.40%	05/14/2021	07/14/2021	225,421
RBC Capital Markets	327,000	1.40%	05/14/2021	07/14/2021	327,612
RBC Capital Markets	294,000	1.45%	05/14/2021	07/14/2021	294,570
RBC Capital Markets	760,000	1.40%	05/14/2021	07/14/2021	761,423
JP Morgan	1,108,000	0.65%	05/24/2021	07/26/2021	1,108,760
JP Morgan	922,000	0.65%	05/25/2021	07/25/2021	922,900
RBC Capital Markets	223,000	1.33%	106/01/2021	08/02/2021	223,248
RBC Capital Markets	432,000	1.38%	06/01/2021	08/02/2021	432,498
RBC Capital Markets	442,000	1.38%	06/01/2021	08/02/2021	442,510
RBC Capital Markets	749,000	1.23%	06/01/2021	08/02/2021	202,306
JP Morgan	869,000	1.33%	06/03/2021	08/02/2021	869,896
JP Morgan	636,000	1.42%	06/03/2021	08/03/2021	636,705
JP Morgan	121,000	1.43%	06/03/2021	08/03/2021	121,134
JP Morgan	240,000	1.18%	06/03/2021	08/03/2021	240,219
JP Morgan	917,000	1.18%	06/03/2021	08/03/2021	917,838
RBC Capital Markets	623,000	0.97%	06/09/2021	08/09/2021	623,370
JP Morgan	534,000	1.57%	06/09/2021	08/09/2021	534,512
Lucid Capital Markets	440,000	1.12%	06/10/2021	07/15/2021	440,289
Lucid Capital Markets	801,000	1.07%	06/10/2021	07/15/2021	801,503
Lucid Capital Markets	410,000	1.12%	06/10/2021	07/15/2021	410,270
JP Morgan	403,000	0.65%	06/21/2021	08/21/2021	403,072
RBC Capital Markets	352,000	1.60%	06/28/2021	08/30/2021	352,047
RBC Capital Markets	1,299,000	1.20%	06/28/2021	08/30/2021	1,299,129
Totals	$15,948,000				$15,965,897

As of June 30, 2021, the fair value of securities held as collateral for reverse repurchase agreements was $20,767,347, as noted on the Schedule of Investments. For the period ended June 30, 2021, the average daily balance and average interest rate in effect for reverse repurchase agreements were $13,458,613 and 1.49%, respectively.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater than 90 Days	Total
Collateral Loan Obligation	$-	$-	$7,840,000	$8,108,000	$15,948,000

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

				Gross Amounts of Collateral Not Offset on the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Non-Cash Collateral (Pledged) / Received	Cash Collateral (Pledged) / Received	Net Amount

Reverse Repurchase Agreements	$15,948,000	$-	$15,948,000	$(15,948,000)(1)	$-	$-

(1)	Refer to the Schedule of Investments for the Securities pledged as collateral. The value of these securities is $20,767,347.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, National Financial Services held approximately 97% of the voting securities of the Fund.

12. MARKET RISK

An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021

13. SUBSEQUENT EVENTS

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to disclose in the financial statements.

Ellington Income Opportunities Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2021

Form N-PORT
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Website at www.sec.gov.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30 are available to stockholders without charge, upon request by calling the Adviser at (888) 862-3690.

Board of Trustees
The Fund’s prospectus and statement of additional information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser at (888) 862-3690 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Tax Notice
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for the fiscal year ended December 31, 2020 was 0.83%.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on June 30, 2021 reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ellington Income Opportunities Fund

By (Signature and Title) /s/ John L. Sabre
                                        John L. Sabre, President

Date   8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John L. Sabre
                                       John L. Sabre, President

Date  8/31/2021

By (Signature and Title) /s/ Christopher E. Moran
                                       Christopher E. Moran, Treasurer

Date  8/31/2021